Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease, Cost
The components of operating lease cost for the year ended December 31, 2022 were as follows:

Year Ended December 31, 2022
Operating lease cost	$6,140
Variable lease cost	1,257
Short-term lease cost	304
Sublease income	(786)
Total operating lease cost	$6,915

Lessee, Operating Lease, Liability, Maturity
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2022, were as follows:

Amount
Year Ending December 31,
2023	$6,353
2024	5,976
2025	5,941
2026	5,986
2027	6,031
Thereafter	13,738
Total undiscounted lease payments	44,025
Less: imputed interest	(6,609)
Present value of operating lease liabilities	$37,416
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2022	2021
	(in thousands)
Israel	$22,560	$—
United States	12,598	—
Total operating lease right-of-use assets	$35,158	$—

Schedule of Future Minimum Rental Payments for Operating Leases
The minimum rental payments under operating leases as of December 31, 2021 were as follows:

Amount
(in thousands)
Year Ending December 31,
2022	$6,975
2023	6,853
2024	6,648
2025	6,403
2026	6,448
Thereafter	22,631
Total	$55,958